Retained Earnings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Increase Decrease Through Appropriation Of Retained Earnings [Abstract]
Legal capital reserve percentage of remaining profit	10.00%
Cash dividend percentage on dividend distribution	10.00%
Percentage of paid in capital on reserve used to offset deficit or distribute as dividend in cash or stock	25.00%